Intangible Assets, Net (Details) - Schedule of amortization expenses	Jun. 30, 2021 USD ($)
Schedule of amortization expenses [Abstract]
2022	$ 469,029
2023	440,634
2024	107,642
2025	107,642
2026	107,642
Thereafter	322,925
Total	$ 1,555,514